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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                 August 12, 2002
VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Schwab Capital Trust
         File Nos. 33-62470 and 811-7704

         Schwab Hedged Equity Fund(TM)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectus and Statement of Additional Information, dated August 6, 2002, for the Schwab Hedged Equity Fund does not differ from that filed in the most recent Post-Effective Amendment No. 49, which was filed electronically on August 2, 2002.

Sincerely,

/s/ Benjamin L. Douglas

Benjamin L. Douglas
Vice President and Senior Counsel

Charles Schwab Investment Management, Inc.